Income Taxes - Tax Expense on Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current			$ 476	$ 333	$ 275
Deferred			(241)	14	(1)
Income tax expense on continuing operations	$ 31	$ 69	$ 235	$ 347	$ 274